Expenses by Nature - Schedule of Expenses by Nature (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Expenses by Nature [Abstract]
Compensation and consulting	$ 3,901,839	$ 3,460,199	$ 8,440,565	$ 5,305,749
Marketing expenses	909,566	1,658,014	1,805,277	4,619,281
General and administration	574,088	664,254	961,928	1,203,972
Professional fees	1,501,961	1,628,105	3,746,897	2,446,103
Regulatory and transfer agent	107,281	178,408	430,532	285,532
Travel expenses	56,311	202,383	153,545	253,551
Total expenses	$ 7,051,046	$ 7,791,363	$ 15,538,744	$ 14,114,188